Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

21. SEGMENT REPORTING

The Company’s chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Company acquired the 3D Global Patent and EG BioMed Patent in June 2024 and commenced the pancreatic cancer early detection service and sales of contact lens business. For the six months ended June 30, 2026 and 2025, revenue of nil and $35,000 was generated from 3D Global Patent.

The Company primarily operates in the ROC and substantially all of the Company’s long-lived assets are located in the ROC. The Company provides Laboratory Developed Test (LDT) services to healthcare professionals across the United States.

The Company operates in a single reportable segment. The Company’s Chief Operating Decision Maker allocates resources and evaluates performance based on financial information presented on a consolidated basis. In accordance with ASU 2023-07, the significant expense categories regularly provided to and reviewed by the CODM on a consolidated basis include cost of revenues and operating expenses. The Company's revenue-generating activities are derived from several distinct product and service lines. Entity-wide disaggregated net revenues and direct costs for these lines for the six months ended June 30, 2026 and 2025 were as follows:

For six months ended June 30, 2026	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$779,859	$-	$-	$66,642	$846,501
Cost of revenues	(578,271)	-	-	-	(578,271)
Gross profit	201,588	-	-	66,642	268,230
Total operating expenses	(239,849)	(63,200)	(1,243,747)	(1,956,090)	(3,502,886)
Operating loss	(38,261)	(63,200)	(1,243,747)	(1,889,448)	(3,234,656)
Finance income, net	35,742	-	-	16,963	52,705
Other income (expenses), net	35,922	-	-	(6)	35,916
Change in fair value of warrant liabilities	-	-	-	9,846,532	9,846,532
Net loss	33,403	(63,200)	(1,243,747)	7,974,041	6,700,497

As of June 30, 2026
Identifiable long-lived assets	1,995,198	1,632,800	840,892	-	4,468,890
Total assets	$4,233,357	$1,632,800	$840,892	$3,353,212	$10,060,261

For six months ended June 30, 2025	Sales of medical and other related products	Research and development of pancreatic cancer early detection services	Research and development of sales of contact lenses	Corporate unallocated	Consolidated
Net revenues	$169,007	$—	$35,000	$—	$204,007
Cost of revenues	(109,342)	—	(25,870)	—	(135,212)
Gross profit	59,665	—	9,130	—	68,795
Total operating expenses	(268,734)	(16,071)	(835,564)	(902,258)	(2,022,627)
Operating loss	(209,069)	(16,071)	(826,434)	(902,258)	(1,953,832)
Finance income, net	17,108	—	—	1,421	18,439
Other income (expenses), net	17,305	—	—	—	17,305
Income tax expenses	(1,507)	—	—	—	(1,507)
Net loss	(173,239)	(16,071)	(826,434)	(900,837)	(1,916,581)

As of June 30, 2025
Identifiable long-lived assets	83,827	1,915,200	986,328	—	2,985,355
Total assets	$934,288	$1,915,200	$1,464,966	$1,526,632	$5,841,086